Premises and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2011
Premises and Equipment, Less Accumulated Depreciation and Amortization

At December 31, 2011 and 2010, premises and equipment, less accumulated depreciation and amortization, consists of the following (in thousands):

	December 31,
	2011	2010
At cost:
Land	$436	$436
Buildings and improvements	3,224	3,270
Capital leases	2,600	2,600
Furniture, fixtures, and equipment	15,155	13,724
Leasehold improvements	19,454	14,807

	40,869	34,837
Accumulated depreciation and amortization	(20,881)	(18,780)

Premises and equipment, net	$19,988	$16,057